Fair Value (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Fair Value Disclosures Details Abstract
An input assumption is considered significant if it affects the fair value by at least 10%.	10.00%
Assets
Marketable securities	$ 1,772	$ 1,691
Assets [Line Items]
Available-for-sale securities	1,762	1,676
Trading securities	10	7
Derivatives	124	120
Total assets	1,896	1,803
Liabilities [Line Items]
Derivatives	423	303
Total liabilities	423	303
Fair Value Derivative Assets Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance at beginning of period	0	(71)
Included in earnings	51	(18)
Included in other comprehensive income	1	134
Included in regulatory assets	(2)	0
Purchases, issuances and settlements	(17)	31
Transfers of assets (liabilities) into Level 3	(2)	1
Transfers of (assets) liabilities out of Level 3	18	(77)
Balance at end of period	49	0	(71)
Total gains/(losses) for the period included in earnings attributable to the change in unrealized gains/(losses) relating to assets and liabilities held at the end of the period	40	(2)
Fair Value Assets Measured On Nonrecurring Basis Financial Statement Captions [Line Items]
(Gain) loss on disposal and impairment write-down - discontinued operations	(209)	150	(7)
(Gain)/Loss	391	20	175
Goodwill impairment	21	122	0
Carrying Amount
Assets
Marketable securities	1,772	1,691
Derivatives	124	120
Total assets	1,896	1,811
Liabilities
Debt	19,551	19,343
Derivatives	423	303
Total liabilities	19,974	19,646
Fair Value
Assets
Marketable securities	1,772	1,691
Derivatives	124	120
Total assets	1,896	1,811
Liabilities
Debt	20,137	19,778
Derivatives	423	303
Total liabilities	20,560	20,081
Long Lived Assets Held And Used [Member] | Deepwater Subsidiary [Member] | Quoted Market Prices in Active Market for Identical Assets (Level1)
Fair Value Assets Measured On Nonrecurring Basis Financial Statement Captions [Line Items]
Fair Value	0
Long Lived Assets Held And Used [Member] | Southland Huntington Beach Subsidiary [Member] | Quoted Market Prices in Active Market for Identical Assets (Level1)
Fair Value Assets Measured On Nonrecurring Basis Financial Statement Captions [Line Items]
Fair Value	0
Long Lived Assets Held And Used [Member] | Tisza I I Subsidiary [Member] | Quoted Market Prices in Active Market for Identical Assets (Level1)
Fair Value Assets Measured On Nonrecurring Basis Financial Statement Captions [Line Items]
Fair Value	0
Discontinued Operations and Businesses Held For Sale [Member] | Eastern Energy Subsidiary [Member] | Quoted Market Prices in Active Market for Identical Assets (Level1)
Fair Value Assets Measured On Nonrecurring Basis Financial Statement Captions [Line Items]
Fair Value	0
Discontinued Operations and Businesses Held For Sale [Member] | Subsidiary Barka [Member] | Quoted Market Prices in Active Market for Identical Assets (Level1)
Fair Value Assets Measured On Nonrecurring Basis Financial Statement Captions [Line Items]
Fair Value	0
Discontinued Operations and Businesses Held For Sale [Member] | Subsidiary Ras Laffan [Member] | Quoted Market Prices in Active Market for Identical Assets (Level1)
Fair Value Assets Measured On Nonrecurring Basis Financial Statement Captions [Line Items]
Fair Value	0
Goodwill [Member] | Deepwater Subsidiary [Member] | Quoted Market Prices in Active Market for Identical Assets (Level1)
Fair Value Assets Measured On Nonrecurring Basis Financial Statement Captions [Line Items]
Fair Value	0
Goodwill [Member] | Other Subsidiary [Member] | Quoted Market Prices in Active Market for Identical Assets (Level1)
Fair Value Assets Measured On Nonrecurring Basis Financial Statement Captions [Line Items]
Fair Value	0
Quoted Market Prices in Active Market for Identical Assets (Level1)
Assets [Line Items]
Available-for-sale securities	8	133
Trading securities	10	7
Derivatives	0	0
Total assets	18	140
Quoted Market Prices in Active Market for Identical Assets (Level1)
Liabilities [Line Items]
Derivatives	0	0
Total liabilities	0	0
Long Lived Assets Held And Used [Member] | Deepwater Subsidiary [Member] | Significant Other Observable Inputs (Level 2)
Fair Value Assets Measured On Nonrecurring Basis Financial Statement Captions [Line Items]
Fair Value	0
Long Lived Assets Held And Used [Member] | Southland Huntington Beach Subsidiary [Member] | Significant Other Observable Inputs (Level 2)
Fair Value Assets Measured On Nonrecurring Basis Financial Statement Captions [Line Items]
Fair Value	0
Long Lived Assets Held And Used [Member] | Tisza I I Subsidiary [Member] | Significant Other Observable Inputs (Level 2)
Fair Value Assets Measured On Nonrecurring Basis Financial Statement Captions [Line Items]
Fair Value	0
Discontinued Operations and Businesses Held For Sale [Member] | Eastern Energy Subsidiary [Member] | Significant Other Observable Inputs (Level 2)
Fair Value Assets Measured On Nonrecurring Basis Financial Statement Captions [Line Items]
Fair Value	0
Discontinued Operations and Businesses Held For Sale [Member] | Subsidiary Barka [Member] | Significant Other Observable Inputs (Level 2)
Fair Value Assets Measured On Nonrecurring Basis Financial Statement Captions [Line Items]
Fair Value	124
Discontinued Operations and Businesses Held For Sale [Member] | Subsidiary Ras Laffan [Member] | Significant Other Observable Inputs (Level 2)
Fair Value Assets Measured On Nonrecurring Basis Financial Statement Captions [Line Items]
Fair Value	226
Goodwill [Member] | Deepwater Subsidiary [Member] | Significant Other Observable Inputs (Level 2)
Fair Value Assets Measured On Nonrecurring Basis Financial Statement Captions [Line Items]
Fair Value	0
Goodwill [Member] | Other Subsidiary [Member] | Significant Other Observable Inputs (Level 2)
Fair Value Assets Measured On Nonrecurring Basis Financial Statement Captions [Line Items]
Fair Value	0
Significant Other Observable Inputs (Level 2)
Assets [Line Items]
Available-for-sale securities	1,712	1,501
Trading securities	0	0
Derivatives	63	90
Total assets	1,775	1,591
Significant Other Observable Inputs (Level 2)
Liabilities [Line Items]
Derivatives	411	273
Total liabilities	411	273
Long Lived Assets Held And Used [Member] | Deepwater Subsidiary [Member] | Significant Unobservable Inputs (Level 3)
Fair Value Assets Measured On Nonrecurring Basis Financial Statement Captions [Line Items]
Fair Value	4
Long Lived Assets Held And Used [Member] | Southland Huntington Beach Subsidiary [Member] | Significant Unobservable Inputs (Level 3)
Fair Value Assets Measured On Nonrecurring Basis Financial Statement Captions [Line Items]
Fair Value	88
Long Lived Assets Held And Used [Member] | Tisza I I Subsidiary [Member] | Significant Unobservable Inputs (Level 3)
Fair Value Assets Measured On Nonrecurring Basis Financial Statement Captions [Line Items]
Fair Value	75
Discontinued Operations and Businesses Held For Sale [Member] | Eastern Energy Subsidiary [Member] | Significant Unobservable Inputs (Level 3)
Fair Value Assets Measured On Nonrecurring Basis Financial Statement Captions [Line Items]
Fair Value	0
Discontinued Operations and Businesses Held For Sale [Member] | Subsidiary Barka [Member] | Significant Unobservable Inputs (Level 3)
Fair Value Assets Measured On Nonrecurring Basis Financial Statement Captions [Line Items]
Fair Value	0
Discontinued Operations and Businesses Held For Sale [Member] | Subsidiary Ras Laffan [Member] | Significant Unobservable Inputs (Level 3)
Fair Value Assets Measured On Nonrecurring Basis Financial Statement Captions [Line Items]
Fair Value	0
Goodwill [Member] | Deepwater Subsidiary [Member] | Significant Unobservable Inputs (Level 3)
Fair Value Assets Measured On Nonrecurring Basis Financial Statement Captions [Line Items]
Fair Value	0
Goodwill [Member] | Other Subsidiary [Member] | Significant Unobservable Inputs (Level 3)
Fair Value Assets Measured On Nonrecurring Basis Financial Statement Captions [Line Items]
Fair Value	0
Significant Unobservable Inputs (Level 3)
Assets [Line Items]
Available-for-sale securities	42	42
Trading securities	0	0
Derivatives	61	30
Total assets	103	72
Significant Unobservable Inputs (Level 3)
Liabilities [Line Items]
Derivatives	12	30
Total liabilities	12	30
Interest Rate Derivatives
Fair Value Derivative Assets Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance at beginning of period	(12)
Included in earnings	1
Included in other comprehensive income	(12)
Included in regulatory assets	(3)
Purchases, issuances and settlements	7
Transfers of assets (liabilities) into Level 3	0
Transfers of (assets) liabilities out of Level 3	18
Balance at end of period	(1)
Total gains/(losses) for the period included in earnings attributable to the change in unrealized gains/(losses) relating to assets and liabilities held at the end of the period	0
Cross Currency Swaps
Fair Value Derivative Assets Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance at beginning of period	(12)
Included in earnings	4
Included in other comprehensive income	13
Included in regulatory assets	0
Purchases, issuances and settlements	5
Transfers of assets (liabilities) into Level 3	0
Transfers of (assets) liabilities out of Level 3	0
Balance at end of period	10
Total gains/(losses) for the period included in earnings attributable to the change in unrealized gains/(losses) relating to assets and liabilities held at the end of the period	7
Foreign Currency
Fair Value Derivative Assets Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance at beginning of period	0
Included in earnings	25
Included in other comprehensive income	0
Included in regulatory assets	0
Purchases, issuances and settlements	(1)
Transfers of assets (liabilities) into Level 3	(2)
Transfers of (assets) liabilities out of Level 3	0
Balance at end of period	22
Total gains/(losses) for the period included in earnings attributable to the change in unrealized gains/(losses) relating to assets and liabilities held at the end of the period	24
Commodity & Other
Fair Value Derivative Assets Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance at beginning of period	24
Included in earnings	21
Included in other comprehensive income	0
Included in regulatory assets	1
Purchases, issuances and settlements	(28)
Transfers of assets (liabilities) into Level 3	0
Transfers of (assets) liabilities out of Level 3	0
Balance at end of period	18
Total gains/(losses) for the period included in earnings attributable to the change in unrealized gains/(losses) relating to assets and liabilities held at the end of the period	9
Available-for-sale securities
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance at beginning of period	42	42
Purchases, issuances and settlements	0	0
Balance at end of period	42	42
Total gains/(losses) for the period included in earnings attributable to the change in unrealized gains/losses relating to assets held at the end of the period	0	0
Long Lived Assets Held And Used [Member] | Deepwater Subsidiary [Member]
Fair Value Assets Measured On Nonrecurring Basis Financial Statement Captions [Line Items]
Carrying Amount	83
(Gain)/Loss	79
Long Lived Assets Held And Used [Member] | Southland Huntington Beach Subsidiary [Member]
Fair Value Assets Measured On Nonrecurring Basis Financial Statement Captions [Line Items]
Carrying Amount	288
(Gain)/Loss	200
Long Lived Assets Held And Used [Member] | Tisza I I Subsidiary [Member]
Fair Value Assets Measured On Nonrecurring Basis Financial Statement Captions [Line Items]
Carrying Amount	160
(Gain)/Loss	85
Discontinued Operations and Businesses Held For Sale [Member] | Eastern Energy Subsidiary [Member]
Fair Value Assets Measured On Nonrecurring Basis Financial Statement Captions [Line Items]
Carrying Amount	827
(Gain)/Loss	827
Discontinued Operations and Businesses Held For Sale [Member] | Subsidiary Barka [Member]
Fair Value Assets Measured On Nonrecurring Basis Financial Statement Captions [Line Items]
Carrying Amount	20
(Gain) loss on disposal and impairment write-down - discontinued operations	104
Discontinued Operations and Businesses Held For Sale [Member] | Subsidiary Ras Laffan [Member]
Fair Value Assets Measured On Nonrecurring Basis Financial Statement Captions [Line Items]
Carrying Amount	120
(Gain) loss on disposal and impairment write-down - discontinued operations	106
Goodwill [Member] | Deepwater Subsidiary [Member]
Fair Value Assets Measured On Nonrecurring Basis Financial Statement Captions [Line Items]
Carrying Amount	18
Goodwill impairment	18
Goodwill [Member] | Other Subsidiary [Member]
Fair Value Assets Measured On Nonrecurring Basis Financial Statement Captions [Line Items]
Carrying Amount	3
Goodwill impairment	3
Deepwater Subsidiary [Member]
Fair Value Assets Measured On Nonrecurring Basis Financial Statement Captions [Line Items]
Carrying Amount	18
Goodwill impairment	18
Other Subsidiary [Member]
Fair Value Assets Measured On Nonrecurring Basis Financial Statement Captions [Line Items]
Goodwill impairment	$ 3